CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487